STOCK-BASED COMPENSATION - Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other information
Excess tax benefits	$ 5	$ 3	$ 1
Restricted stock units
Number of Shares
Non-vested at beginning of year (in shares)	1,791,994
Granted (in shares)	1,061,330
Vested (in shares)	(981,184)
Forfeited (in shares)	(172,404)
Non-vested at end of year (in shares)	1,699,736	1,791,994
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year (in dollars per share)	$ 51.06
Granted (in dollars per share)	60.88
Vested (in dollars per share)	47.76
Forfeited (in dollars per share)	61.27
Nonvested at end of year (in dollars per share)	$ 58.07	$ 51.06
Other information
Total intrinsic value, vested shares (in dollars)	$ 62	$ 72	81
Performance leveraged stock units
Number of Shares
Non-vested at beginning of year (in shares)	1,343,953
Granted (in shares)	772,062
Vested (in shares)	(705,160)
Forfeited (in shares)	(209,099)
Non-vested at end of year (in shares)	1,201,756	1,343,953
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year (in dollars per share)	$ 55.91
Granted (in dollars per share)	64.06
Vested (in dollars per share)	42.34
Forfeited (in dollars per share)	67.78
Nonvested at end of year (in dollars per share)	$ 67.05	$ 55.91
Other information
Total intrinsic value, vested shares (in dollars)	$ 47	$ 21	$ 42